SEGMENT INFORMATION (Schedule of Capital Expenditure by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 8,602	$ 9,926
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	3,826	5,609
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	0	0
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 4,776	$ 4,317